Cash and Cash Equivalent (Detail) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash	$ 573,384		$ 426,992	$ 285,672		$ 630,826
Deposits			9,725	9,673		159,420
Cash and cash equivalents	$ 573,384	$ 840,853	$ 436,717	$ 295,345	$ 383,680	$ 790,246	$ 358,536